Loans and Leases - Quality of Loans Held for Investment (Parenthetical) (Details) - Taxi Medallion Loans - Commercial and Industrial - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans 90 Days Or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 10.1	$ 18.6	$ 30.4
Financing Receivable, 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		$ 0.0	$ 0.0